Commitments and Contingencies (Details Narrative) (20-F) - AUD ($)	Jul. 03, 2018	Jun. 30, 2019
Disclosure of contingent liabilities [abstract]
Other commitments or contingencies		$ 0
Number of years extended in lease agreement	3 years